H2 Earnings per share	12 Months Ended
Dec. 31, 2022
Basic And Diluted Earning Per Share [Abstract]
H2 Earnings per share

Earnings per share

Earnings per share
	2022	2021	2020
Basic
Net income attributable to owners of the Parent Company (SEK million)	18,724	22,694	17,483
Average number of shares outstanding, basic (millions)	3,330	3,329	3,323
Earnings per share, basic (SEK)	5.62	6.82	5.26

Diluted
Net income attributable to owners of the Parent Company (SEK million)	18,724	22,694	17,483
Average number of shares outstanding, basic (millions)	3,330	3,329	3,323
Dilutive effect for stock purchase (millions)	4	3	3
Average number of shares outstanding, diluted (millions)	3,334	3,332	3,326
Earnings per share, diluted (SEK)	5.62	6.81	5.26